Business Combinations and Changes in Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Detail) - RUB (₽) ₽ in Millions				12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [abstract]
Balance at beginning of period				₽ 7,686.0	₽ 5,948.0	₽ 8,253.0
Change in non-controlling interests in existing subsidiaries of the Group				590.0	(4.0)	(2,842.0)
Reversal of unclaimed declared dividends to non-controlling interests upon expiration of limitation period					35.0
Dividends declared to non-controlling interests	₽ (359.0)	₽ (3.0)	₽ (0.3)	(359.0)	(3.0)
Profit for the period				1,013.0	1,706.0	535.0
Other comprehensive income/(loss)				3.0	4.0	2.0
Balance at end of period				₽ 8,933.0	₽ 7,686.0	₽ 5,948.0